Loans Payable (Details) - Schedule of loans payable activity - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Loans Payable (Details) - Schedule of loans payable activity [Line Items]
Principal beginning balance		$ 1,339,705	$ 1,876,244		$ 1,082,209
Adjustments			66,324		(11,670)
Principal Repaid in Cash		(469,810)	(1,657,359)		(810,386)
New Issuances			1,060,890		1,618,443
Effect of Foreign Exchange Rates		1,039	(6,394)		(2,352)
Principal ending balance		870,934	1,339,705		1,876,244
Less: Principal beginning balance loans payable – current portion		1,308,516	1,828,079		968,446
Less: Principal ending balance loans payable – current portion		842,202	1,308,516		1,828,079
Principal beginning balance Loans payable – non-current portion		31,189	48,165		113,763
Principal ending balance Loans payable – non-current portion		28,732	31,189		48,165
Paycheck Protection Program [Member]
Loans Payable (Details) - Schedule of loans payable activity [Line Items]
Principal beginning balance			41,312		53,051
Adjustments					(11,670)
Principal Repaid in Cash			(41,312)		(69)
New Issuances
Effect of Foreign Exchange Rates
Principal ending balance					41,312
Bounce Back Loan Scheme [Member]
Loans Payable (Details) - Schedule of loans payable activity [Line Items]
Principal beginning balance		43,129	61,169		68,245
Adjustments
Principal Repaid in Cash		(3,018)	(11,646)		(4,724)
New Issuances
Effect of Foreign Exchange Rates		881	(6,394)		(2,352)
Principal ending balance		40,992	43,129		61,169
First Assurance – 2021 [Member]
Loans Payable (Details) - Schedule of loans payable activity [Line Items]
Principal beginning balance			1,618,443
Adjustments	[1]		(14,042)
Principal Repaid in Cash			(1,604,401)
New Issuances
Principal ending balance					1,618,443
First Assurance – 2022 [Member]
Loans Payable (Details) - Schedule of loans payable activity [Line Items]
Principal beginning balance		1,060,890
Adjustments
Principal Repaid in Cash
New Issuances			1,060,890
Effect of Foreign Exchange Rates
Principal ending balance			1,060,890
Other loans payable [Member]
Loans Payable (Details) - Schedule of loans payable activity [Line Items]
Principal beginning balance		235,686	155,320		155,320
Adjustments			80,366	[2]
Principal Repaid in Cash
New Issuances
Effect of Foreign Exchange Rates		158
Principal ending balance		235,844	235,686		155,320
Kingsbrook [Member]
Loans Payable (Details) - Schedule of loans payable activity [Line Items]
Principal beginning balance					150,000
Adjustments
Principal Repaid in Cash					(150,000)
New Issuances
Effect of Foreign Exchange Rates
Principal ending balance
First Assurance - 2020 [Member]
Loans Payable (Details) - Schedule of loans payable activity [Line Items]
Principal beginning balance		1,060,890	1,618,443		655,593
Adjustments
Principal Repaid in Cash		(466,792)			(655,593)
New Issuances					1,618,443
Effect of Foreign Exchange Rates
Principal ending balance		$ 594,098	$ 1,060,890		$ 1,618,443

[1]	Note that this amount was related to finance charges and was reclassified.
[2]	Note that this amount was reclassified from related party payables.